Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2.	BUSINESS COMBINATIONS

On April 2, 2012, the Company acquired 99.9% of the outstanding common shares of Exlayer Global Inc., which was renamed IIJ Exlayer Inc. ("IIJ-Exlayer"), for total consideration of ¥299,700 thousand ($3,183 thousand) paid in cash. There are no future contingent payments. IIJ-Exlayer is a holding company with overseas subsidiaries in the system integration industry. The acquisition of IIJ-Exlayer is expected to help the Company to accelerate its international business development. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

There were no business acquisitions during the years ended March 31, 2012 and 2014.